Business acquisitions and equity investment transactions (Anjuke Inc. - Narrative) (Details) - Mar. 02, 2015 ¥ in Millions, shares in Millions, $ in Millions	CNY (¥) shares	USD ($) shares	USD ($)
Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Cash acquired	¥ 40.5		$ 6.6
Cash consideration payable	188.1		$ 29.0
Net cash outlay	766.5	$ 124.6
Cash consideration	985.4	160.2
Restricted Share Units (RSUs) [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 985.4	$ 160.2
Restricted Share Units (RSUs) [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	0.2	0.2
Ordinary shares [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	4.8	4.8